Segment Data (Tables)	12 Months Ended
Mar. 31, 2014
Segment Operating Results and Assets

Segment operating results and assets -

As of and for the year ended March 31, 2012:

	Yen in millions
	Automotive	Financial Services	All Other	Inter-segment Elimination/ Unallocated Amount	Consolidated
Net revenues
Sales to external customers	16,964,378	1,071,737	547,538	—	18,583,653
Inter-segment sales and transfers	30,168	28,587	501,377	(560,132)	—

Total	16,994,546	1,100,324	1,048,915	(560,132)	18,583,653
Operating expenses	16,972,863	793,886	1,006,853	(545,576)	18,228,026

Operating income	21,683	306,438	42,062	(14,556)	355,627

Assets	12,261,814	13,172,548	1,161,224	4,055,379	30,650,965
Investment in equity method investees	1,877,720	3,887	4,765	27,757	1,914,129
Depreciation expenses	744,067	298,757	25,006	—	1,067,830
Capital expenditure	796,839	683,161	35,340	16,742	1,532,082

As of and for the year ended March 31, 2013:

	Yen in millions
	Automotive	Financial Services	All Other	Inter-segment Elimination/ Unallocated Amount	Consolidated
Net revenues
Sales to external customers	20,378,762	1,150,042	535,388	—	22,064,192
Inter-segment sales and transfers	40,338	20,628	531,073	(592,039)	—

Total	20,419,100	1,170,670	1,066,461	(592,039)	22,064,192
Operating expenses	19,474,396	854,850	1,012,845	(598,787)	20,743,304

Operating income	944,704	315,820	53,616	6,748	1,320,888

Assets	13,179,741	16,231,473	1,310,115	4,761,988	35,483,317
Investment in equity method investees	2,033,040	4,925	6,968	57,651	2,102,584
Depreciation expenses	745,880	336,528	22,701	—	1,105,109
Capital expenditure	937,695	1,005,326	29,286	1,845	1,974,152

As of and for the year ended March 31, 2014:

	Yen in millions
	Automotive	Financial Services	All Other	Inter-segment Elimination/ Unallocated Amount	Consolidated
Net revenues
Sales to external customers	23,733,855	1,379,267	578,789	—	25,691,911
Inter-segment sales and transfers	47,549	41,780	572,491	(661,820)	—

Total	23,781,404	1,421,047	1,151,280	(661,820)	25,691,911
Operating expenses	21,842,626	1,126,156	1,087,010	(655,993)	23,399,799

Operating income	1,938,778	294,891	64,270	(5,827)	2,292,112

Assets	14,275,376	18,943,587	1,597,297	6,621,213	41,437,473
Investment in equity method investees	2,343,217	7,129	9,418	69,812	2,429,576
Depreciation expenses	789,266	437,896	23,691	—	1,250,853
Capital expenditure	1,044,510	1,624,944	39,930	(30,693)	2,678,691

Geographic Information

Geographic Information -

As of and for the year ended March 31, 2012:

	Yen in millions
	Japan	North America	Europe	Asia	Other	Inter-segment Elimination/ Unallocated Amount	Consolidated
Net revenues
Sales to external customers	7,293,804	4,644,348	1,917,408	3,116,849	1,611,244	—	18,583,653
Inter-segment sales and transfers	3,873,515	107,538	76,538	217,425	148,931	(4,423,947)	—

Total	11,167,319	4,751,886	1,993,946	3,334,274	1,760,175	(4,423,947)	18,583,653
Operating expenses	11,374,359	4,565,477	1,976,150	3,077,484	1,651,361	(4,416,805)	18,228,026

Operating income (loss)	(207,040)	186,409	17,796	256,790	108,814	(7,142)	355,627

Assets	12,034,423	9,693,232	1,960,532	2,433,312	2,175,493	2,353,973	30,650,965
Long-lived assets	2,981,985	2,197,197	263,070	412,959	380,169	—	6,235,380

As of and for the year ended March 31, 2013:

	Yen in millions
	Japan	North America	Europe	Asia	Other	Inter-segment Elimination/ Unallocated Amount	Consolidated
Net revenues
Sales to external customers	7,910,456	6,167,821	2,003,113	4,058,629	1,924,173	—	22,064,192
Inter-segment sales and transfers	4,910,562	116,604	80,000	326,847	170,092	(5,604,105)	—

Total	12,821,018	6,284,425	2,083,113	4,385,476	2,094,265	(5,604,105)	22,064,192
Operating expenses	12,244,683	6,062,500	2,056,651	4,009,421	1,960,521	(5,590,472)	20,743,304

Operating income	576,335	221,925	26,462	376,055	133,744	(13,633)	1,320,888

Assets	12,296,731	11,841,471	2,199,256	3,305,319	2,616,164	3,224,376	35,483,317
Long-lived assets	2,929,346	2,633,067	288,288	590,021	410,517	—	6,851,239

As of and for the year ended March 31, 2014:

	Yen in millions
	Japan	North America	Europe	Asia	Other	Inter-segment Elimination/ Unallocated Amount	Consolidated
Net revenues
Sales to external customers	8,532,875	7,938,615	2,614,070	4,475,382	2,130,969	—	25,691,911
Inter-segment sales and transfers	5,764,595	178,484	110,889	402,290	205,672	(6,661,930)	—

Total	14,297,470	8,117,099	2,724,959	4,877,672	2,336,641	(6,661,930)	25,691,911
Operating expenses	12,787,305	7,791,047	2,666,731	4,481,935	2,294,073	(6,621,292)	23,399,799

Operating income	1,510,165	326,052	58,228	395,737	42,568	(40,638)	2,292,112

Assets	13,231,184	13,720,958	2,576,806	4,013,429	2,731,695	5,163,401	41,437,473
Long-lived assets	2,945,247	3,276,273	318,872	725,924	374,982	—	7,641,298

Revenues that are Attributed to Countries Based on Location of Customers, Excluding Customers in Japan

The following information shows revenues that are attributed to countries based on location of customers, excluding customers in Japan. In addition to the disclosure requirements under U.S.GAAP, Toyota discloses this information in order to provide financial statements users with valuable information.

	Yen in millions
	For the years ended March 31,
	2012	2013	2014
North America	4,715,804	6,790,453	7,919,832
Europe	1,817,944	1,901,118	2,495,829
Asia	3,284,392	3,940,175	4,252,632
Other	3,103,383	3,929,775	4,616,944

Balance Sheets - Non-financial Services and Financial Services Businesses

The financial data below presents separately Toyota’s non-financial services and financial services businesses.

Balance sheets -

	Yen in millions
	March 31,
	2013	2014
Non-Financial Services Businesses
Current assets
Cash and cash equivalents	1,107,409	1,411,860
Marketable securities	1,204,447	1,770,142
Trade accounts and notes receivable, less allowance for doubtful accounts	2,033,831	2,102,495
Inventories	1,715,634	1,894,536
Prepaid expenses and other current assets	1,597,514	1,689,497

Total current assets	7,658,835	8,868,530

Investments and other assets	7,462,767	9,524,349
Property, plant and equipment	4,741,357	4,886,194

Total Non-Financial Services Businesses assets	19,862,959	23,279,073

Financial Services Business
Current assets
Cash and cash equivalents	610,888	629,310
Marketable securities	241,216	276,735
Finance receivables, net	5,117,660	5,628,934
Prepaid expenses and other current assets	693,036	903,022

Total current assets	6,662,800	7,438,001

Noncurrent finance receivables, net	6,943,766	8,102,294
Investments and other assets	515,025	648,188
Property, plant and equipment	2,109,882	2,755,104

Total Financial Services Business assets	16,231,473	18,943,587

Eliminations	(611,115)	(785,187)

Total assets	35,483,317	41,437,473

Assets in the non-financial services include unallocated corporate assets.

	Yen in millions
	March 31,
	2013	2014
Non-Financial Services Businesses
Current liabilities
Short-term borrowings	576,685	587,809
Current portion of long-term debt	185,582	131,215
Accounts payable	2,092,722	2,180,190
Accrued expenses	2,092,102	2,218,495
Income taxes payable	140,935	583,115
Other current liabilities	1,186,870	1,283,730

Total current liabilities	6,274,896	6,984,554

Long-term liabilities
Long-term debt	521,428	526,498
Accrued pension and severance costs	754,360	756,229
Other long-term liabilities	969,668	1,506,806

Total long-term liabilities	2,245,456	2,789,533

Total Non-Financial Services Businesses liabilities	8,520,352	9,774,087

Financial Services Business
Current liabilities
Short-term borrowings	3,861,699	4,610,449
Current portion of long-term debt	2,538,249	2,834,445
Accounts payable	37,655	45,687
Accrued expenses	105,901	108,953
Income taxes payable	15,331	11,714
Other current liabilities	632,025	685,278

Total current liabilities	7,190,860	8,296,526

Long-term liabilities
Long-term debt	6,876,849	8,084,565
Accrued pension and severance costs	11,752	11,389
Other long-term liabilities	724,337	840,218

Total long-term liabilities	7,612,938	8,936,172

Total Financial Services Business liabilities	14,803,798	17,232,698

Eliminations	(613,689)	(788,299)

Total liabilities	22,710,461	26,218,486

Total Toyota Motor Corporation shareholders’ equity	12,148,035	14,469,148

Noncontrolling interests	624,821	749,839

Total shareholders’ equity	12,772,856	15,218,987

Total liabilities and shareholders’ equity	35,483,317	41,437,473

Statements of Income - Non-financial Services and Financial Services Businesses

Statements of income -

	Yen in millions
	For the years ended March 31,
	2012	2013	2014
Non-Financial Services Businesses
Net revenues	17,534,872	20,943,634	24,343,613

Costs and expenses
Cost of revenues	15,796,635	18,034,256	20,004,553
Selling, general and administrative	1,676,999	1,899,997	2,334,404

Total costs and expenses	17,473,634	19,934,253	22,338,957

Operating income	61,238	1,009,381	2,004,656

Other income (expense), net	69,935	79,837	140,067

Income before income taxes and equity in earnings of affiliated companies	131,173	1,089,218	2,144,723

Provision for income taxes	141,558	436,223	669,173
Equity in earnings of affiliated companies	196,544	230,078	316,612

Net income	186,159	883,073	1,792,162

Less: Net income attributable to noncontrolling interests	(82,181)	(119,359)	(164,709)

Net income attributable to Toyota Motor Corporation - Non-Financial Services Businesses	103,978	763,714	1,627,453

Financial Services Business
Net revenues	1,100,324	1,170,670	1,421,047

Costs and expenses
Cost of revenues	615,563	633,306	840,905
Selling, general and administrative	178,323	221,544	285,251

Total costs and expenses	793,886	854,850	1,126,156

Operating income	306,438	315,820	294,891

Other income (expense), net	(4,679)	(970)	1,451

Income before income taxes and equity in earnings of affiliated companies	301,759	314,850	296,342

Provision for income taxes	120,725	116,033	98,589
Equity in earnings of affiliated companies	1,157	1,441	1,764

Net income	182,191	200,258	199,517

Less: Net income attributable to noncontrolling interests	(2,566)	(1,961)	(3,819)

Net income attributable to Toyota Motor Corporation - Financial Services Business	179,625	198,297	195,698

Eliminations	(44)	152	(32)

Net income attributable to Toyota Motor Corporation	283,559	962,163	1,823,119

Statement of Cash Flows - Non-financial Services and Financial Services Businesses

Statements of cash flows -

	Yen in millions			Yen in millions
	For the year ended March 31, 2012			For the year ended March 31, 2013
	Non-Financial Services Businesses	Financial Services Business	Consolidated	Non-Financial Services Businesses	Financial Services Business	Consolidated
Cash flows from operating activities
Net income	186,159	182,191	368,302	883,073	200,258	1,083,482
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation	769,073	298,757	1,067,830	768,581	336,528	1,105,109
Provision for doubtful accounts and credit losses	5,843	3,780	9,623	1,745	25,622	27,367
Pension and severance costs, less payments	15,410	1,301	16,711	(23,514)	3,085	(20,429)
Losses on disposal of fixed assets	33,448	80	33,528	32,005	216	32,221
Unrealized losses on available-for-sale securities, net	53,831	—	53,831	2,104	—	2,104
Deferred income taxes	(82,792)	89,199	6,395	89,834	70,743	160,008
Equity in earnings of affiliated companies	(196,544)	(1,157)	(197,701)	(230,078)	(1,441)	(231,519)
Changes in operating assets and liabilities, and other	182,931	(73,020)	93,916	472,514	32,066	292,973

Net cash provided by operating activities	967,359	501,131	1,452,435	1,996,264	667,077	2,451,316

Cash flows from investing activities
Additions to finance receivables	—	(13,455,792)	(8,333,248)	—	(16,877,678)	(10,004,928)
Collection of and proceeds from sales of finance receivables	—	13,168,058	8,061,710	—	15,784,681	9,102,856
Additions to fixed assets excluding equipment leased to others	(713,867)	(9,670)	(723,537)	(839,756)	(14,805)	(854,561)
Additions to equipment leased to others	(135,054)	(673,491)	(808,545)	(129,070)	(990,521)	(1,119,591)
Proceeds from sales of fixed assets excluding equipment leased to others	36,203	430	36,633	38,051	1,140	39,191
Proceeds from sales of equipment leased to others	20,689	410,624	431,313	68,571	464,870	533,441
Purchases of marketable securities and security investments	(2,565,772)	(607,862)	(3,173,634)	(2,980,821)	(431,602)	(3,412,423)
Proceeds from sales of and maturity of marketable securities and security investments	2,227,812	629,013	2,856,825	2,285,566	383,525	2,669,091
Payment for additional investments in affiliated companies, net of cash acquired	(147)	—	(147)	16,216	—	16,216
Changes in investments and other assets, and other	213,957	(12,206)	209,972	17,206	(77,848)	3,396

Net cash used in investing activities	(916,179)	(550,896)	(1,442,658)	(1,524,037)	(1,758,238)	(3,027,312)

Cash flows from financing activities
Proceeds from issuance of long-term debt	39,803	2,379,152	2,394,807	182,114	3,089,484	3,191,223
Payments of long-term debt	(294,646)	(2,608,135)	(2,867,572)	(328,380)	(2,415,566)	(2,682,136)
Increase (decrease) in short-term borrowings	238,072	93,002	311,651	(162,782)	388,416	201,261
Dividends paid to Toyota Motor Corporation shareholders	(156,785)	—	(156,785)	(190,008)	—	(190,008)
Dividends paid to noncontrolling interests	(37,356)	—	(37,356)	(45,640)	—	(45,640)
Reissuance (repurchase) of treasury stock	(92)	—	(92)	2,542	—	2,542

Net cash provided by (used in) financing activities	(211,004)	(135,981)	(355,347)	(542,154)	1,062,334	477,242

Effect of exchange rate changes on cash and cash equivalents	(36,093)	(19,846)	(55,939)	72,700	65,151	137,851

Net increase (decrease) in cash and cash equivalents	(195,917)	(205,592)	(401,509)	2,773	36,324	39,097
Cash and cash equivalents at beginning of year	1,300,553	780,156	2,080,709	1,104,636	574,564	1,679,200

Cash and cash equivalents at end of year	1,104,636	574,564	1,679,200	1,107,409	610,888	1,718,297

	Yen in millions
	For the year ended March 31, 2014
	Non-Financial Services Businesses	Financial Services Business	Consolidated
Cash flows from operating activities
Net income	1,792,162	199,517	1,991,648
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation	812,957	437,896	1,250,853
Provision for doubtful accounts and credit losses	3,405	46,313	49,718
Pension and severance costs, less payments	21,842	(1,188)	20,654
Losses on disposal of fixed assets	27,925	732	28,657
Unrealized losses on available-for-sale securities, net	560	5,636	6,197
Deferred income taxes	(108,318)	51,995	(56,279)
Equity in earnings of affiliated companies	(316,612)	(1,764)	(318,376)
Changes in operating assets and liabilities, and other	1,010,360	(269,875)	672,963

Net cash provided by operating activities	3,244,281	469,262	3,646,035

Cash flows from investing activities
Additions to finance receivables	—	(20,598,521)	(11,953,064)
Collection of and proceeds from sales of finance receivables	—	19,612,456	11,025,353
Additions to fixed assets excluding equipment leased to others	(956,232)	(13,789)	(970,021)
Additions to equipment leased to others	(97,515)	(1,611,155)	(1,708,670)
Proceeds from sales of fixed assets excluding equipment leased to others	38,311	880	39,191
Proceeds from sales of equipment leased to others	35,995	708,344	744,339
Purchases of marketable securities and security investments	(4,227,802)	(510,476)	(4,738,278)
Proceeds from sales of and maturity of marketable securities and security investments	2,813,373	505,954	3,319,327
Payment for additional investments in affiliated companies, net of cash acquired	6,603	—	6,603
Changes in investments and other assets, and other	(125,353)	(4,607)	(101,028)

Net cash used in investing activities	(2,512,620)	(1,910,914)	(4,336,248)

Cash flows from financing activities
Proceeds from issuance of long-term debt	121,723	3,780,228	3,890,310
Payments of long-term debt	(169,233)	(2,831,116)	(2,988,923)
Increase (decrease) in short-term borrowings	21,808	465,731	467,976
Dividends paid to Toyota Motor Corporation shareholders	(396,030)	—	(396,030)
Dividends paid to noncontrolling interests	(63,065)	—	(63,065)
Reissuance (repurchase) of treasury stock	9,212	—	9,212

Net cash provided by (used in) financing activities	(475,585)	1,414,843	919,480

Effect of exchange rate changes on cash and cash equivalents	48,375	45,231	93,606

Net increase in cash and cash equivalents	304,451	18,422	322,873
Cash and cash equivalents at beginning of year	1,107,409	610,888	1,718,297

Cash and cash equivalents at end of year	1,411,860	629,310	2,041,170